Note 1 - Business and Organization	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

Note 1. Business and Organization

Description of Business

BioLargo, Inc. (“BioLargo”, or the “Company”) invents, develops, and commercializes innovative platform technologies to solve challenging environmental problems like PFAS contamination (per- and polyfluoroalkyl substances), advanced water and wastewater treatment, industrial odor control, air quality control, infection control, and myriad environmental remediation challenges. Our business strategy is straightforward: we invent or acquire technologies that we believe have the potential to be disruptive in large commercial markets; we develop and validate these technologies to advance and promote their commercial success as we leverage our considerable scientific, engineering, and entrepreneurial talent; we then monetize these technical assets through a variety of business structures that may include licensure, joint venture, sale, spin off, or by deploying direct to market strategies.

Liquidity / Going concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of our business. During the year ended December 31, 2025, we generated revenues of $7,765,000, had a net loss of $15,189,000, and used $8,297,000 cash in operations. At December 31, 2025, we had working capital of $51,000, and current assets of $5,114,000. We do not believe gross profits in the year ending December 31, 2026 will be sufficient to fund our current level of operations. We have been, and anticipate that we will continue to be, limited in terms of our capital resources. As of December 31, 2025, our cash and cash equivalents totaled $3,883,000, and our total liabilities included $2,079,000 debt, of which $1,814,000 was owed by Clyra Medical and of that amount, $1,395,000 is due within one year. Therefore, we intend to continue to raise investment capital through the sale of our securities and the securities of our subsidiaries. To meet our cash obligations during the year-ended December 31, 2025, we (i) sold $2,122,000 of our common stock to Lincoln Park Capital Fund, LLC (“Lincoln Park”) (see Note 3), (ii) sold $215,000 of our common stock and warrants to accredited investors (see Note 3 and Note 6), (iii) sold $2,339,000, of Clyra Medical common stock and sold $2,145,000 Clyra Medical Series B Preferred stock (see Note 10), and (iv) sold $425,000 of BETI common stock (see Note 9). To reduce our operational cash burdens, we regularly issue officers and vendors stock or options in lieu of cash and anticipate that we will continue to be able to do so in the future.

Since January 1, 2026, through March 4, 2026 (see Note 16, Subsequent Events), Clyra Medical has received $1,705,000 and issued three-year promissory notes in that amount, BETI has sold $462,000 of its common stock, and BioLargo Inc. sold $170,704 of common stock to Lincoln Park (prior to the February 1, 2026 expiration of our Purchase Agreement with Lincoln Park).

The foregoing factors raise substantial doubt about our ability to continue as a going concern, unless we are able to continue to rely on an institutional equity line such as our arrangement with Lincoln Park or other private financings, and in the long term, attain a reasonable threshold of operating efficiencies and achieve profitable operations by licensing or otherwise commercializing products incorporating our technologies. The consolidated financial statements do not include any adjustments that might be necessary if we are unable to continue as a going concern.

Organization

We are a Delaware corporation formed in 1991. We have five wholly-owned subsidiaries: BioLargo Life Technologies, Inc., organized under the laws of the State of California in 2006; ONM Environmental, Inc., organized under the laws of the State of California in 2009; BioLargo Equipment Solutions & Technologies, Inc., organized under the laws of the State of California in 2022; BioLargo Canada, Inc., organized under the laws of Canada in 2014; and BioLargo Development Corp., organized under the laws of the State of California in 2016. Additionally, we own 95% (see Note 9) of BioLargo Energy Technologies, Inc. (“BETI”) organized under the laws of the State of California in 2019, 48% (see Note 10) of Clyra Medical Technologies, Inc. (“Clyra” or “Clyra Medical”), organized under the laws of the State of California in 2012 and redomiciled to Delaware in 2023, and 70% (see Note 11) of BioLargo Engineering Science & Technologies, LLC (“BLEST”), organized under the laws of the State of Tennessee in 2017. We consolidate the financial statements of our partially owned subsidiaries (see Note 2, subheading “Principles of Consolidation”).